UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03031

Morgan Stanley Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York             10036

    (Address of principal executive offices)            (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 201-830-8894

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (67.6%)
	Arizona Health Facilities Authority,
$ 1,000	Banner Health Ser 2008 D ROCs II-R Ser 11687 (c)	0.20%	10/05/12	07/01/25	$1,000,000
9,845	Banner Health Ser 2008 G	0.19	10/05/12	01/01/29	9,845,000
35,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	0.17	10/05/12	06/01/41	35,000,000
27,200	California Statewide Communities Development Authority, Kaiser Permanente Ser 2002 E	0.18	10/05/12	11/01/36	27,200,000
1,915	Cape Girardeau County Industrial Development Authority, MO, St. Francis Medical Center Ser 2009 B	0.17	10/05/12	06/01/39	1,915,000
	Capital Beltway Funding Corporation of Virginia,
21,400	Senior Lien Toll I-495 Hot Lanes Ser 2008 C	0.16	10/05/12	12/31/47	21,400,000
14,000	Senior Lien Toll I-495 Hot Lanes Ser 2008 D	0.15	10/05/12	12/31/47	14,000,000
54,015	Central Plains Energy Project, NE, Gas Project No. 2 Ser 2009	0.19	10/05/12	08/01/39	54,015,000
33,290	Charlotte, NC, Water & Sewer System Ser 2006 B	0.17	10/05/12	07/01/36	33,290,000
	Colorado Springs, CO,
33,225	Utilities System Sub Lien Ser 2004 A	0.24	10/05/12	11/01/23	33,225,000
10,000	Utilities System Sub Lien Ser 2006 A	0.19	10/05/12	11/01/25	10,000,000
29,580	Utilities System Sub Lien Ser 2007 A	0.18	10/05/12	11/01/37	29,580,000
20,000	Utilities System Sub Lien Ser 2007 B	0.19	10/05/12	11/01/26	20,000,000
4,500	Dallas Area Rapid Transit, TX, Sales Tax Ser 2008 ROCs II-R Ser 11541 (c)	0.20	10/05/12	06/01/16	4,500,000
4,210	Derry Township Industrial & Commercial Development Authority, PA, Hotel Tax Arena Ser 2000 A	0.19	10/05/12	11/01/30	4,210,000
2,500	Deutsche Bank SPEARS, NY, New York City Municipal Water Finance Authority Ser 2012 FF SPEARS Ser DBE-1090X (c)	0.21	10/05/12	06/15/45	2,500,000
1,000	Florida State Board of Education, FL, Capital Outlay Ser 2005 G ROCs II-R Ser 12017 (c)	0.19	10/05/12	10/15/16	1,000,000
5,500	Franklin County, OH, OhioHealth Corp. Ser 2009 A Gainesville, FL,	0.18	10/05/12	11/15/41	5,500,000
29,345	Utilities System 2007 Ser A	0.19	10/05/12	10/01/36	29,345,000
30,900	Utilities System 2008 Ser B	0.15	10/05/12	10/01/38	30,900,000
11,200	Golden Empire Schools Financing Authority, CA, Kern High School District Ser 2012	0.63	10/05/12	05/01/13	11,200,000
10,000	Harris County Industrial Development Corporation, TX, Baytank, Inc. Ser 1998	0.19	10/05/12	02/01/20	10,000,000
	Highlands County Health Facilities Authority, FL,
25,200	Adventist Health System/Sunbelt Obligated Group Ser 2005 F	0.17	10/05/12	11/15/35	25,200,000
38,575	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-1	0.17	10/05/12	11/15/33	38,575,000
3,000	Adventist Health System/Sunbelt Obligated Group Ser 2007 A-2	0.18	10/05/12	11/15/37	3,000,000
26,400	Houston, TX, Combined Utility System First Lien Ser 2004 B4	0.20	10/05/12	05/15/34	26,400,000
20,000	Idaho Health Facilities Authority, St Luke’s Health System Ser 2009 B	0.17	10/05/12	11/01/43	20,000,000
	Illinois Toll Highway Authority,
20,000	Toll Highway Senior Priority Ser 2007 A-1B	0.16	10/05/12	07/01/30	20,000,000
22,500	Toll Highway Senior Priority Ser 2007 A-2B	0.16	10/05/12	07/01/30	22,500,000
39,500	Indiana Finance Authority, Trinity Health Ser 2008 D-1	0.15	10/05/12	12/01/34	39,500,000
2,000	Indiana Health Facility Financing Authority, Ascension Health Ser 2003 E-6	0.18	10/05/12	11/15/39	2,000,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 10,000	Iowa Higher Education Loan Authority, Grinnell College Ser 2008
	JEA, FL,	0.17%	10/05/12	06/01/23	$10,000,000
22,395	District Energy System Ser 2004 A	0.19	10/05/12	10/01/34	22,395,000
20,000	Water & Sewer System Subser 2008 A-2	0.19	10/05/12	10/01/42	20,000,000
21,825	JP Morgan Chase & Co., IL, Illinois Finance Authority University of Chicago Medical Center Ser 2011 C PUTTERs Ser 3907 (c)	0.21	10/05/12	02/15/19	21,825,000
3,170	King County, WA, Limited Tax Sewer Ser 2010 A	0.13	10/05/12	01/01/40	3,170,000
28,500	Long Island Power Authority, NY, Electric System Ser 2012 C	0.18	10/05/12	05/01/33	28,500,000
31,000	Main Street Natural Gas, Inc., GA, Gas Ser 2010 A	0.19	10/05/12	08/01/40	31,000,000
1,000	Maryland Economic Development Corporation, Howard Hughes Medical Institute Ser 2008 A	0.16	10/05/12	02/15/43	1,000,000
4,130	Massachusetts, Refg 1997 Ser B	0.19	10/05/12	08/01/15	4,130,000
19,400	Massachusetts Department of Transportation, Metropolitan Highway System Contract Assistance Ser 2010 A-2	0.18	10/05/12	01/01/37	19,400,000
	Massachusetts Health & Educational Facilities Authority,
29,900	Massachusetts Institute of Technology Ser J-1	0.18	10/05/12	07/01/31	29,900,000
20,000	Massachusetts Institute of Technology Ser J-2	0.15	10/05/12	07/01/31	20,000,000
	Massachusetts Water Resources Authority,
20,000	Gen Ser 2008 A-1	0.19	10/05/12	08/01/37	20,000,000
20,000	Gen Ser 2008 A-2	0.17	10/05/12	08/01/37	20,000,000
31,200	Gen Ser 2008 A-3	0.16	10/05/12	08/01/37	31,200,000
2,500	Gen Ser 2008 C-2	0.18	10/05/12	11/01/26	2,500,000
23,000	Gen Ser 2008 F	0.17	10/05/12	08/01/29	23,000,000
6,500	Mesa, AZ, Utility Systems Ser 2011 ROCs II-R Ser 11959X (c)	0.19	10/05/12	01/01/19	6,500,000
25,000	Michigan Finance Authority, Unemployment Obligation Assessment Ser 2012 C	0.18	10/05/12	07/01/24	25,000,000
31,200	Michigan Hospital Finance Authority, Trinity Health Credit Group Ser 2005 F	0.15	10/05/12	11/01/18	31,200,000
945	Milwaukee Redevelopment Authority, WI, University of Wisconsin-Milwaukee-Kenilworth Ser 2005	0.18	10/05/12	09/01/40	945,000
	Mobile Downtown Redevelopment Authority, AL,
10,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 A	0.17	10/05/12	05/01/41	10,000,000
10,000	Gulf Opportunity Zone Austal USA LLC Ser 2011 B	0.17	10/05/12	05/01/41	10,000,000
6,000	Murray City, UT, IHC Health Services, Inc. Ser 2003 B	0.18	10/05/12	05/15/36	6,000,000
5,390	New Mexico Finance Authority, Sub Lien Ser 2008 Subser B-1	0.16	10/05/12	12/15/26	5,390,000
11,475	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2008	0.17	10/05/12	08/01/34	11,475,000
12,965	New Mexico Municipal Energy Acquisition Authority, Gas Supply Ser 2009	0.19	10/05/12	11/01/39	12,965,000
	New York City Municipal Water Finance Authority, NY,
9,100	2000 Ser C	0.15	10/05/12	06/15/33	9,100,000
30,600	Second General Fiscal 2010 Ser CC	0.18	10/05/12	06/15/41	30,600,000
35,000	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser F Subser F-5	0.17	10/05/12	02/01/35	35,000,000
6,200	New York City, NY, Fiscal 2004 Subser H-2	0.16	10/05/12	03/01/34	6,200,000
3,310	North Carolina Medical Care Commission, FirstHealth of the Carolinas Ser 2008 A	0.18	10/05/12	10/01/28	3,310,000
17,940	Ohio, Common Schools Ser 2006 B	0.15	10/05/12	06/15/26	17,940,000

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 3,915	Oregon Facilities Authority, PeaceHealth Ser 2008 A	0.16%	10/05/12	08/01/34	$3,915,000
10,000	Pinellas County Health Facilities Authority, FL, Baycare Health System Ser 2009 A-2	0.17	10/05/12	11/01/38	10,000,000
12,800	RBC Municipal Products Trust, Inc., CA, Contra Costa Transportation Authority Sales Tax Ser 2010 Floater Certificates Ser E-17 (c)	0.18	10/05/12	03/01/34	12,800,000
12,000	RBC Municipal Products Trust, Inc., IN, Indiana Finance Authority Indiana University Health Ser 2011 L & M Floater Certificates Ser E-23 (c)	0.18	10/05/12	03/01/36	12,000,000
	RBC Municipal Products Trust, Inc., PA,
9,970	Berks County Municipal Authority Reading Hospital & Medical Center Ser 2008 Floater Certificates Ser C-15 (c)	0.18	10/05/12	11/01/12	9,970,000
17,720	Pennsylvania State Turnpike Commission Ser 2011 C-1 Floater Certificates Ser E-22 (c)	0.18	10/05/12	12/01/38	17,720,000
1,035	Rhinelander, WI, YMCA of the Northwoods Ser 2006	0.18	10/05/12	05/01/32	1,035,000
20,000	San Antonio, TX, Electric & Gas Systems Jr. Lien Ser 2003	0.17	10/05/12	02/01/33	20,000,000
1,665	Sevier County Public Building Authority, TN, Local Government Public Improvement Ser VI-A-1	0.19	10/05/12	06/01/29	1,665,000
10,000	Sheridan Redevelopment Agency, CO, Tax Incremental South Santa Fe Drive Corridor Ser 2011 A-1	0.27	10/05/12	12/01/29	10,000,000
2,380	South Carolina Educational Facilities Authority, Goodwill Industries Ser 2006	0.19	10/05/12	09/01/28	2,380,000
1,130	Southcentral Pennsylvania General Authority, PA, WellSpan Health Series 2008 A ROCs II-R Ser 11686 (c)	0.19	10/05/12	12/01/24	1,130,000
	Texas Transportation Commission,
28,800	Mobility Fund Ser 2006 Eagle #20060126 Class A (c)	0.18	10/05/12	04/01/35	28,800,000
10,000	Mobility Fund Ser 2007 Eagle #20070090 Class A (c)	0.18	10/05/12	04/01/37	10,000,000
40,000	University of Texas Regents, Financing System Ser 2008 B	0.17	10/05/12	08/01/32	40,000,000
7,365	Utah Water Finance Agency, Ser 2008 B	0.18	10/05/12	10/01/37	7,365,000
36,600	Wells Fargo Stage Trust, UT, Riverton IHC Health Services, Inc., Ser 2012 A Stage Trust Ser 2012-33C (c)	0.20	10/05/12	05/15/39	36,600,000
3,000	Wisconsin Health & Educational Facilities Authority, Concordia University, Inc. Ser 2009	0.19	10/05/12	05/01/39	3,000,000

	Total Weekly Variable Rate Bonds (Cost $1,344,825,000)				1,344,825,000

	Daily Variable Rate Bonds (14.1%)
16,100	Gainesville, FL, Utilities System 2012 Ser B	0.20	10/01/12	10/01/42	16,100,000
22,675	Harris County Cultural Education Facilities Financing Corporation, TX, Methodist Hospital System Ser 2008 C-2	0.20	10/01/12	12/01/27	22,675,000
20,900	Harris County Health Facilities Development Corporation, TX, Methodist Hospital System Ser 2008 A-1	0.20	10/01/12	12/01/41	20,900,000
49,995	JP Morgan Chase & Co., TX, Texas Ser 2012 TRANs PUTTERs Ser 4262 (c)	0.20	10/01/12	08/30/13	49,995,000
42,490	Massachusetts, Central Artery Ser 2000 A	0.23	10/01/12	12/01/30	42,490,000
7,090	Massachusetts Health & Educational Facility Authority, Harvard University Ser 2005 C ROCs II-R Ser 10390 (c)	0.19	10/01/12	01/15/14	7,090,000
	New Jersey,
30,000	Ser Fiscal 2013 A TRANs	0.48	10/01/12	06/27/13	30,000,000
25,000	Ser Fiscal 2013 B TRANs	0.48	10/01/12	06/27/13	25,000,125

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

$ 20,000	New York City Municipal Water Finance Authority, NY, Water & Sewer System Fiscal 2008 Ser B-3	0.19%	10/01/12	06/15/25	$20,000,000
22,400	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G5	0.19	10/01/12	05/01/34	22,400,000
23,000	New York City, NY, Fiscal 2008 Ser J Subser J-3	0.19	10/01/12	08/01/23	23,000,000

	Total Daily Variable Rate Bonds (Cost $279,650,125)				279,650,125

		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE
	Commercial Paper (8.9%)
	Austin, TX,
11,000	Combined Utility Systems Ser A	0.19%	0.19%	10/02/12	11,000,000
50,000	Combined Utility Systems Ser A	0.19	0.19	10/02/12	50,000,000
	Harris County Cultural Education Facilities Finance Corporation, TX,
20,000	Methodist Hospital System Ser 2009 C-1	0.23	0.23	03/06/13	20,000,000
10,000	Methodist Hospital System Ser 2009 C-1	0.23	0.23	05/20/13	10,000,000
10,000	Methodist Hospital System Ser 2009 C-1	0.24	0.24	04/03/13	10,000,000
5,000	Methodist Hospital System Ser 2009 C-2	0.22	0.22	12/05/12	5,000,000
10,000	Houston, TX, Ser H-2	0.19	0.19	10/18/12	10,000,000
10,000	Howard County, MD, Ser 2011 BANs	0.17	0.17	10/30/12	10,000,000
	JEA, FL,
10,000	Electric System Subser 2000 F-1	0.18	0.18	10/18/12	10,000,000
10,000	Electric System Subser 2001 C	0.18	0.18	10/10/12	10,000,000
21,500	Las Vegas Valley Water District, NV, Water Ser 2004 A	0.17	0.17	10/29/12	21,500,000
5,000	Nebraska Public Power District, Ser A Notes	0.19	0.19	10/17/12	5,000,000
	North Texas Tollway Authority, TX,
1,000	Ser 2009 D	0.22	0.22	11/15/12	1,000,000
2,000	Ser 2009 D	0.22	0.22	12/06/12	2,000,000
2,000	Ser 2009 D	0.23	0.23	11/07/12	2,000,000

	Total Commercial Paper (Cost $177,500,000)				177,500,000

	Municipal Bonds & Notes (3.9%)
52,000	California, Ser 2012-13 A-2 RANs, dtd 08/23/12	2.50	0.43	06/20/13	52,775,792
	Kentucky Rural Water Finance Corporation,
7,000	Public Projects Construction Notes Ser D-2011-1, dtd 11/01/11	1.25	0.55	11/01/12	7,004,399
1,500	Public Projects Construction Notes Ser D-2012-1, dtd 09/20/12	1.00	0.32	10/01/13	1,510,234
	Los Angeles County Schools Pooled Financing Program, CA,
7,600	Pooled 2011-2012 Ser B-2 TRANs, dtd 03/01/12	2.00	0.35	12/31/12	7,631,771
4,800	Pooled 2011-2012 Ser B-3 TRANs, dtd 03/01/12	2.00	0.45	01/31/13	4,825,048
1,000	Lucas County, OH, Ser 2012 BANs, dtd 07/18/12	1.00	0.37	07/18/13	1,005,016
1,000	Minnesota Rural Water Finance Authority, Public Projects Construction Notes Ser 2012, dtd 03/01/12	1.25	0.40	03/01/13	1,003,546
1,000	North Dakota Rural Water Finance Corporation, Public Projects Construction Notes Ser 2012 B-1, dtd 06/28/12	0.37	0.37	07/01/13	1,000,000

	Total Municipal Bonds & Notes (Cost $76,755,806)				76,755,806

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments ¡ September 30, 2012 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE (a)	DEMAND DATE (b)	MATURITY DATE	VALUE
	Put Option Bonds (3.0%)
$ 2,000	Illinois Finance Authority, Advocate Health Care Window Ser 2011 B	0.30%	04/26/13	04/01/51	$2,000,000
2,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-1	0.28	04/26/13	02/01/46	2,000,000
2,100	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Window Ser 2011 B-3	0.28	04/26/13	02/01/46	2,100,000
555	Massachusetts Bay Transportation Authority, Senior Sales Tax Window Ser 2010 A	0.27	04/26/13	07/01/30	555,000
5,000	Metropolitan Water District of Southern California, Water 2009 Ser A-1	0.18	08/30/13	07/01/30	5,000,000
21,000	New York Liberty Development Corporation, 3 World Trade Center Ser 2011 A	0.25	08/22/13	12/01/49	21,000,000
205	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 B	0.30	04/26/13	11/01/34	205,000
250	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2010 C	0.30	04/26/13	11/01/34	250,000
4,445	Norfolk Economic Development Authority, VA, Sentara Healthcare Window Ser 2012 A	0.26	04/26/13	11/01/34	4,445,000
5,000	Orlando Utilities Commission, FL, Utility System Window Ser 2011 A	0.29	04/26/13	10/01/27	5,000,000
10,000	RBC Municipal Products Trust, Inc., MN, Minneapolis Fairview Health Services Ser 2010 C&D Floater Certificates Ser E-19 (c)	0.18	10/05/12	06/13/13	10,000,000
8,000	Tarrant County Cultural Education Facilities Finance Corporation, TX, Baylor Health Care System Window Ser 2011 B	0.31	04/26/13	11/15/50	8,000,000

	Total Put Option Bonds (Cost $60,555,000)				60,555,000

	Closed-End Investment Companies (2.1%)
7,600	Nuveen Insured Premium Income Municipal Fund 2, VRDP Ser 2 (AMT) (c)	0.30	10/05/12	06/01/40	7,600,000
12,000	Nuveen Premier Municipal Income Fund, Inc., VRDP Ser 1-1277 (AMT)	0.30	10/05/12	05/05/41	12,000,000
23,000	Nuveen Select Quality Municipal Fund, Inc., VRDP Ser 1-2525 (AMT) (c)	0.30	10/05/12	05/01/41	23,000,000

	Total Closed-End Investment Companies (Cost $42,600,000)				42,600,000

	Total Investments (Cost $1,981,885,931) (d)			99.6%	1,981,885,931
	Other Assets in Excess of Liabilities			0.4	8,681,195

	Net Assets			100.0%	$1,990,567,126

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERS	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TRANs	Tax and Revenue Anticipation Notes.
VRDP	Variable Rate Demand Preferred.
(a)	Rate shown is the rate in effect at September 30, 2012.
(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments ¡ September 30, 2012 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. Investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2012.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$1,344,825,000	$—	$1,344,825,000
Daily Variable Rate Bonds	—	279,650,125	—	279,650,125
Commercial Paper	—	177,500,000	—	177,500,000
Municipal Bonds & Notes	—	76,755,806	—	76,755,806
Put Option Bonds	—	60,555,000	—	60,555,000
Closed-End Investment Companies	—	42,600,000	—	42,600,000
Total Assets	$—	$1,981,885,931	$—	$1,981,885,931

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2012, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 15, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

November 15, 2012

/s/ Francis Smith

Francis Smith

Principal Financial Officer

November 15, 2012